EARNINGS (LOSS) PER SHARE - Basic and Diluted Earning Per Share (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income(loss) - basic	¥ 269,316,308	$ 37,932,408	¥ (425,153,181)	¥ 88,706,756
Net income(loss) - diluted	¥ 269,316,308	$ 37,932,408	¥ (425,153,181)	¥ 88,706,756
Common Class A
Denominator:
Weighted average shares outstanding basic	67,321,003	67,321,003	68,201,056	68,286,954
Weighted average shares outstanding diluted	67,321,003	67,321,003	68,201,056	68,286,954
Allocation of undistributed earnings(loss) - basic and diluted:
Allocation of undistributed earnings(loss) - basic	¥ 177,605,302	$ 25,015,184	¥ (281,612,076)	¥ 58,782,360
Allocation of undistributed earnings(loss) - diluted	¥ 177,605,302	$ 25,015,184	¥ (281,612,076)	¥ 58,782,360
Basic and diluted earnings(loss) per share:
Basic earnings (loss) per share | (per share)	¥ 2.64	$ 0.37	¥ (4.13)	¥ 0.86
Diluted earnings (loss per share | (per share)	¥ 2.64	$ 0.37	¥ (4.13)	¥ 0.86
Common Class B
Denominator:
Weighted average shares outstanding basic	34,762,909	34,762,909	34,762,909	34,762,909
Weighted average shares outstanding diluted	34,762,909	34,762,909	34,762,909	34,762,909
Allocation of undistributed earnings(loss) - basic and diluted:
Allocation of undistributed earnings(loss) - basic	¥ 91,711,006	$ 12,917,224	¥ (143,541,105)	¥ 29,924,396
Allocation of undistributed earnings(loss) - diluted	¥ 91,711,006	$ 12,917,224	¥ (143,541,105)	¥ 29,924,396
Basic and diluted earnings(loss) per share:
Basic earnings (loss) per share | (per share)	¥ 2.64	$ 0.37	¥ (4.13)	¥ 0.86
Diluted earnings (loss per share | (per share)	¥ 2.64	$ 0.37	¥ (4.13)	¥ 0.86